Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax recovery (expense)	$ 14	$ (3)
Other, income tax expense (recovery)	$ 3	$ 4